Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Feb. 22, 2017	Jun. 30, 2016
Entity Information [Line Items]
Entity Registrant Name	PBF LOGISTICS LP
Entity Central Index Key	0001582568
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Public Float			$ 412,999,058
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Common Units [Member]
Entity Information [Line Items]
Entity Common Units, Units Outstanding		25,876,472
Subordinated Units [Member]
Entity Information [Line Items]
Entity Common Units, Units Outstanding		15,886,553